Share-based Compensation (Details) - Schedule of share-based payment award, stock options, valuation assumptions	12 Months Ended
	Nov. 18, 2019 $ / shares
Schedule of share-based payment award, stock options, valuation assumptions [Abstract]
Expected dividend yield	3.00%	[1]
Risk-free interest rate	1.61%	[2]
Expected volatility	50.25%	[3]
Expected life	4 years 1 month 13 days	[4]
Share price per ordinary share on valuation date (in Dollars per share)	$ 26.64

[1]	Expected dividend yield: The expected dividend yield was estimated by the Group based on its historical dividend policy.
[2]	Risk-free interest rate: Risk-free interest rate was estimated based on the 5-year US Government Bond yield as of the valuation date.
[3]	Expected volatility: The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.
[4]	Expected life: The expected life was the contractual life of the 521 plan.